As filed with the Securities and Exchange Commission on November 8, 2018
1933 Act Registration File No. 333-192733
1940 Act File No. 811-22917

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	17	[	X	]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	20	[	X	]

ABSOLUTE SHARES TRUST
(Exact Name of Registrant as Specified in Charter)

Millington Securities, Inc.
331 Newman Springs Road, Suite 122
Red Bank, New Jersey 07701
(Address of Principal Executive Offices) (Zip Code)
(Registrant’s Telephone Number, including Area Code) (732) 842-4920

Don Schreiber, Jr.
Millington Securities, Inc.
331 Newman Springs Road, Suite 122
Red Bank, New Jersey 07701
(Name and Address of Agent for Service)

Copies to:
Peter J. Shea, Esq.
K&L Gates LLP
599 Lexington Avenue
New York, NY 10022
Phone: (212) 536-3988
Fax: (212) 536-3900

It is proposed that this filing will become effective (check appropriate box)

[X]	Immediately upon filing pursuant to Rule 485(b).
[ ]	on (date) pursuant to Rule 485(b).
[ ]	60 days after filing pursuant to Rule 485 (a)(1).
[ ]	on (date) pursuant to Rule 485 (a)(1).
[ ]	75 days after filing pursuant to Rule 485 (a)(2).
[ ]	on (date) pursuant to Rule 485 (a)(2).

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This Post-Effective Amendment (“PEA”) No. 17 to the Trust’s Registration Statement on Form N-1A hereby incorporates Parts A, B and C from the Trust’s Post-Effective Amendment No. 16 on Form N 1A filed October 24, 2018.  This PEA No. 17 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA No. 16 to the Trust’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 17 to its Registration Statement meets all of the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment No. 17 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Red Bank, and State of New Jersey, on the 8th day of November, 2018.

ABSOLUTE SHARES TRUST

By: /s/ Don Schreiber, Jr.
Don Schreiber, Jr.
Chairman, Trustee, President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 17 to its Registration Statement has been signed below on November 8, 2018 by the following persons in the capacities indicated.

Signature	Title

/s/ Don Schreiber, Jr.	Chairman, Trustee, President and Principal Executive Officer
Don Schreiber, Jr.

* /s/ Matthew Schreiber	Trustee
Matthew Schreiber

* /s/ Jude Depko	Trustee
Jude T. Depko

* /s/ John A. Flanagan	Trustee
John A. Flanagan

* /s/ Andrew Putterman	Trustee
Andrew Putterman

/s/ Tracey Crespo	Treasurer and Principal Financial Officer
Tracey Crespo

By: /s/ Don Schreiber, Jr.
* Don Schreiber, Jr. Attorney-in-Fact

EXHIBIT INDEX

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE